CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Tables)	12 Months Ended
Jun. 30, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
The following condensed financial statements summarize the financial position of Kentucky First Federal Bancorp as of June 30, 2015 and 2014, and the results of its operations and its cash flows for the fiscal years ended June 30, 2015 and 2014.

KENTUCKY FIRST FEDERAL BANCORP
BALANCE SHEETS
June 30, 2015 and 2014
(In thousands)

	2015	2014
ASSETS

Interest-bearing deposits in First Federal of Hazard	$572	$869
Interest-bearing deposits in First Federal of Frankfort	985	1,133
Other interest-bearing deposits	15	13
Investment in First Federal of Hazard	17,795	17,384
Investment in Frankfort First	47,539	47,200
Prepaid expenses and other assets	580	639

Total assets	$67,486	$67,238

LIABILITIES AND SHAREHOLDERS’ EQUITY

Accounts payable and other liabilities	$173	$33

Total liabilities	173	33

Shareholders’ equity
Common stock	86	86
Additional paid-in capital	34,638	34,671

Retained earnings	34,711	34,027

Unearned employee stock ownership plan (ESOP)	(1,223)	(1,410)
Treasury shares at cost, 112,563 and 27,886 common shares at June 30, 2015 and 2014, respectively	(937)	(239)
Accumulated other comprehensive income	38	70
Total shareholders’ equity	67,313	67,205
Total liabilities and shareholders’ equity	$67,486	$67,238

Condensed Income Statement [Table Text Block]
KENTUCKY FIRST FEDERAL BANCORP
STATEMENTS OF INCOME
Years ended June 30, 2015 and 2014
(Dollar amounts in thousands)

	2015	2014
Income
Interest income	$99	$110
Dividends from First Federal of Hazard	—	—
Equity in undistributed (excess distributed) earnings of First Federal of Hazard	354	417
Dividends from Frankfort First	1,612	1,795
Equity in undistributed earnings of Frankfort First	370	(116)
Total income	2,435	2,206

Non-interest expenses	495	387

Earnings before income taxes	1,940	1,819

Federal income tax expense (benefit)	(129)	(115)

NET INCOME	$2,069	$1,934

Condensed Cash Flow Statement [Table Text Block]
KENTUCKY FIRST FEDERAL BANCORP
STATEMENTS OF CASH FLOWS
For Years ended June 30, 2015 and 2014
(Dollar amounts in thousands)

	2015	2014
Cash flows from operating activities:
Net earnings for the year	$2,069	$1,934
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	(815)	(332)
Noncash compensation expense	187	187
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	59	(104)
Other liabilities	140	(7)
Net cash provided by operating activities	1,640	1,678

	2015	2014
Cash flows from financing activities:
Dividends paid on common stock	(1,385)	(1,511)
Repurchase of treasury shares	(698)	(42)
Net cash used in financing activities	(2,083)	(1,553)

Net increase (decrease) in cash and cash equivalents	(443)	125

Cash and cash equivalents at beginning of year	2,015	1,890

Cash and cash equivalents at end of year	$1,572	$2,015